GAIN ON SETTLEMENT OF LIABILITIES	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]

Note 14- Loan Payable

During the three months ended November 30, 2021, the Company entered into an agreement with a lender to finance short term purchases of inventory between two of its subsidiaries. On November 9, 2021, the Company received cash in the amount of $294,700 pursuant to the funding of a transaction under this agreement. The amount of $303,814, including fees, was due in 30 days, or December 9, 2021. On December 9, 2021, the Company made a payment in the amount of $109,814; the balance of $200,000, including a $6,000 penalty, is due on January 9, 2021.

NOTE 18 – GAIN ON SETTLEMENT OF LIABILITIES

On August 14, 2019, the Company made a payment to 4Front Advisors to settle its dispute with Alternative Solutions and its former owners and the Oasis Note was reduced in accordance with its terms. In addition, the amount of $275,000, which the Company had accrued with respect to this dispute, was extinguished resulting in a gain of $275,000.